Premiums Receivable and Other Insurance Assets	12 Months Ended
Dec. 31, 2015
Premiums Receivable and Other Insurance Assets [Abstract]
Premiums Receivable Note [Text Block]
Premiums Receivable and Other Insurance Assets
Premiums receivable and other insurance assets consisted of the following.

December 31, ($ in millions)	2015	2014
Prepaid reinsurance premiums	$382	$326
Reinsurance recoverable on unpaid losses	120	143
Reinsurance recoverable on paid losses	18	12
Premiums receivable	82	90
Deferred policy acquisition costs	1,199	1,124
Total premiums receivable and other insurance assets	$1,801	$1,695